Staff Costs - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) Director	Dec. 31, 2024 GBP (£) Director	Dec. 31, 2023 GBP (£) Director
Classes of employee benefits expense [abstract]
Number of directors, exercised share options | Director	1	2	2
Gain on exercise of option | £	£ 0	£ 2,000	£ 8,000